Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
Federal net operating loss carryforwards		$ 4,209,408
State net operating loss carryforwards		1,026,902
Reserves and accruals		364,571
Stock-based compensation		511,112
Total deferred tax assets		6,111,993
Valuation allowance	$ (23,000,000)	(6,029,335)
Net total deferred tax assets		82,658
Deferred tax liabilities:
Depreciation and amortization		(52,064)
Other		(30,594)
Total deferred tax liabilities		(82,658)
Net deferred tax assets		$ 0